Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Line Items]
Schedule of disaggregated information of revenues by services

Disaggregated information of revenues by services is as follows:

	For the Six Months Ended
	June 30, 2026	June 30, 2025
	US$	US$
Platform subscription fee	$1,146,072	$1,219,089
Platform services	1,476,637	1,599,347
Managed activations and professional services	55,819	7,945
Total revenues	$2,678,528	$2,826,381

Schedule of geographic areas by revenues
	For the Six Months Ended
	June 30, 2026	June 30, 2025
	US$	US$
U.S.	$2,175,408	$2,538,797
Singapore	503,120	287,584
Total revenues	$2,678,528	$2,826,381

Single Reportable Segment [Member]
Segment Reporting [Line Items]
Schedule of significant revenue and expense categories

	For the Six Months Ended
	June 30, 2026	June 30, 2025
	US$	US$
Revenue	$2,678,528	$2,826,381
Media costs	(1,345,410)	(1,433,488)
Data costs	(392,262)	(475,048)
Infrastructure costs	(610,577)	(622,840)
Salary and benefits costs	(1,857,422)	(2,282,661)
Amortization of capitalized software development costs	(279,529)	(382,931)
Professional fees	(2,396,406)	(313,411)
Other cost of revenue	(3,150)	(5,167)
Other platform operations expenses	(264,782)	(269,416)
Other sales and marketing expenses	(60,447)	(179,701)
Other technology and development expenses	(164,681)	(203,054)
Other general and administrative expenses	(439,231)	(286,609)
Other segment expenses	(276,390)	(915,365)
Provision for income taxes	(22,391)	(74,763)
Net loss	$(5,434,150)	$(4,618,073)